UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2015 (unaudited)

	Shares	Value
Common Stocks 0.9%
Mortgage REITs 0.9%
American Capital Agency Corp.	22,000	$404,140
Annaly Capital Management Inc.	26,700	245,373
Hatteras Financial Corp.	10,000	163,000
Total Common Stocks (Cost $972,549)		812,513
	Principal Amount*
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 39.7%
Finance 39.7%
[a]American Home Mortgage Investment Trust, 2005-1, 6A, 2.423%, 6/25/45	239,949	236,336
[a,b]American Homes 4 Rent, 2014-SFR1,
A, 144A, 1.25%, 6/17/31	196,430	196,161
C, 144A, 2.00%, 6/17/31	250,000	248,191
[b,c]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	39,950
[a,b]ARCap REIT Inc., 2004-RR3, A2, 144A, 4.76%, 9/21/45	225,025	228,611
[b]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	40,388	40,686
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,019,105
2006-4, AJ, 5.695%, 7/10/46	450,000	461,704
2006-4, AM, 5.675%, 7/10/46	300,000	312,705
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.067%, 11/25/34	215,454	207,349
Bear Stearns Commercial Mortgage Securities Inc.,
[a] 2006-PW11, AJ, 5.597%, 3/11/39	750,000	763,890
[a] 2006-PW12, AJ, 5.94%, 9/11/38	300,000	306,363
2006-PW13, AJ, 5.611%, 9/11/41	750,000	762,576
[a] 2007-PW16, AM, 5.896%, 6/11/40	750,000	803,853
[a]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, 4.998%, 2/11/41	369,205	370,230
2005-T20, E, 5.256%, 10/12/42	215,000	215,019
[b] 2006-PW12, B, 144A, 5.94%, 9/11/38	250,000	246,216
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	328,000	327,488
[a] 2007-C6, AM, 5.899%, 6/10/17	500,000	530,161
2015-GC27, A5, 3.137%, 2/10/48	225,000	221,525
[a,b]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, 3.00%, 5/25/42	128,804	130,400
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, 5.38%, 7/15/44	215,000	215,365
2006-CD3, AJ, 5.688%, 10/15/48	450,000	436,216
[b]Colony American Homes,
[a] 2014-1A, A, 144A, 1.40%, 5/17/31	102,634	102,286
[a] 2014-1A, C, 144A, 2.10%, 5/17/31	250,000	246,164
2014-2A, C, 144A, 2.086%, 7/17/31	200,000	199,519
[b]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	354,953	355,253
[a,d]Commercial Mortgage Trust, 2005-GG5, AJ, 5.434%, 4/10/37	250,000	251,743
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%,
7/15/37	304,232	309,997
[a]Countrywide Asset-Backed Certificates,
2004-1, M1, 0.937%, 3/25/34	180,231	173,179
2004-14, M1, 0.952%, 6/25/35	51,016	51,063
2004-7, MV3, 1.237%, 12/25/34	87,199	86,939
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.458%, 3/26/36	127,770	129,183
[a,b]Crest Ltd., 2004-1A, B1, 144A, 0.769%, 1/28/40	43,513	43,563
[b]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	121,806	122,014
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.497%, 10/20/43	304,040	303,470
[a,b]Fairfield Street Solar, 2004-1A, A1, 144A, 0.636%, 11/28/39 (Cayman Islands)	351,397	339,808
[a]FHLMC Structured Agency Credit Risk Debt Notes,
14-HQ1, M2, 2.687%, 8/25/24	250,000	252,592
2014-DN1, M2, 2.387%, 2/25/24	250,000	250,494
2014-DN1, M3, 4.687%, 2/25/24	250,000	258,113
2014-DN3, M2, 2.587%, 8/25/24	250,000	251,217

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2015 (unaudited) (continued)
2014-DN4, M2, 2.587%, 10/25/24	370,000	371,523
2014-DNA, M3, 4.737%, 10/25/24	250,000	256,548
2014-HQ2, M2, 2.387%, 9/25/24	250,000	248,467
2014-HQ3, M3, 2.837%, 10/25/24	250,000	252,924
2015-DN1, M2, 2.587%, 1/25/25	250,000	251,747
2015-DN1, M3, 4.337%, 1/25/25	250,000	254,640
2015-DNA1, M2, 2.037%, 10/25/27	250,000	245,953
2015-DNA1, M3, 3.487%, 10/25/27	250,000	246,174
2015-HQ1, M1, 1.237%, 3/25/25	246,145	245,534
2015-HQ1, M2, 2.387%, 3/25/25	250,000	248,440
[a]FNMA, 2007-1, NF, 0.437%, 2/25/37	220,493	221,271
[a]FNMA Connecticut Avenue Securities, 1.137%, 5/25/24	183,463	182,443
[b]G-Force LLC,
[a] 2005-RR2, A3FL, 144A, 0.487%, 12/25/39	119,815	118,718
2005-RRA, B, 144A, 5.09%, 8/22/36	281,289	285,491
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	292,422
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000	200,100
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	315,320	345,974
1997-3, A6, 7.32%, 3/15/28	25,068	26,467
1997-6, A7, 7.14%, 1/15/29	13,315	13,781
1998-4, A7, 6.87%, 4/01/30	127,192	139,490
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	459,521	464,388
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 6.013%, 7/10/38	400,000	405,553
AM, 6.013%, 7/10/38	200,000	207,346
[a]GSAA Home Equity Trust, 0.557%, 6/25/35	184,746	178,064
[a]GSAMP Trust, 2005-HE3, M2, 1.192%, 6/25/35	270,876	262,351
[a,b]Hilton USA Trust, 2013-HLF, BFL, 144A, 1.685%, 11/05/30	246,366	246,420
[a]Home Equity Mortgage Trust, 2004-4, M3, 1.162%, 12/25/34	623,352	575,548
[a,b]Invitation Homes Trust,
2014-SFR1, B, 144A, 1.685%, 6/17/31	250,000	247,991
2014-SFR2, B, 144A, 1.786%, 9/17/31	200,000	200,296
2014-SFR3, C, 144A, 2.685%, 12/17/31	250,000	251,170
2015-SFR2, C, 144A, 2.185%, 6/17/32	200,000	200,717
2015-SFR3, C, 144A, 2.183%, 8/17/32	225,000	225,609
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b] 2003-LN1, H, 144A, 5.623%, 10/15/37	243,897	245,022
[a] 2005-LDP5, A, 5.567%, 12/15/44	300,000	303,347
[a] 2005-LPD5, F, 5.567%, 12/15/44	250,000	252,234
[a,d] 2006-CB14, B, 5.749%, 12/12/44	1,000,000	402,750
[a,d] 2006-CB16, B, 5.672%, 5/12/45	240,000	162,389
2006-CB17, AM, 5.464%, 12/12/43	490,000	504,509
[a,d] 2006-LDP7, AJ, 6.10%, 4/15/45	385,000	385,092
[a]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.337%, 5/25/36	220,503	219,467
JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	225,000	222,512
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.402%, 12/10/43 (Ireland)	39,432	39,450
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.967%, 12/25/32	16,350	16,340
[a]LB-UBS Commercial Mortgage Trust,
[b] 2001-C3, E, 144A, 6.95%, 6/15/36	300,000	301,073
[b] 2004-C7, H, 144A, 5.028%, 10/15/36	274,000	278,058
2006-C1, AJ, 5.276%, 2/15/41	350,000	354,154
2006-C4, AJ, 6.048%, 6/15/38	500,000	514,620
[a]Lehman XS Trust, 2005-1, 2A2, 1.684%, 7/25/35	124,952	120,627
[b]LNR CDO Ltd.,
[a] 2002-1A, DFL, 144A, 1.587%, 7/24/37 (Cayman Islands)	226,252	225,249
2002-1A, DFX, 144A, 6.727%, 7/24/37	132,346	132,819
[a] 2003-1A, EFL, 144A, 3.187%, 7/23/36 (Cayman Islands)	186,815	186,912
[a,b]Mach One 2004-1A ULC, H, 144A, 6.806%, 5/28/40	215,451	215,254
[a]Madison Avenue Manufactured Housing Contract Trust, 2-A, B1, 200, 3.437%, 3/25/32	250,000	255,967
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.282%, 9/25/34	188,258	187,290
[a]Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, 0.927%, 3/25/28	307,369	293,604
2004-A1, M1, 2.468%, 2/25/34	252,478	214,923

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2015 (unaudited) (continued)
[a]Merrill Lynch Mortgage Trust, 2005-CKI1,
AJ, 5.46%, 11/12/37	322,000		324,491
C, 5.46%, 11/12/37	225,000		225,912
D, 5.46%, 11/12/37	230,000		230,653
[a]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	158,533		164,993
[a]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.387%, 5/25/33	383,052		362,127
2005-WMC, M2, 0.922%, 1/25/35	283,990		276,239
Morgan Stanley Capital I Trust,
[b] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	139,296		139,333
[b] 2005-RR6, B, 144A, 5.306%, 5/24/43	310,000		309,969
[a] 2006-HQ8, AJ, 5.681%, 3/12/44	399,000		404,984
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.616%, 6/16/41 (Cayman Islands)	377,759		368,500
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.622%, 12/24/39	95,939		94,888
[a]Novastar Home Equity Loan, 2004-4, M4, 1.837%, 3/25/35	500,000		493,376
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	415,593		419,845
[a,b]Progress Residential Trust,
2014-SFR, B, 144A, 2.085%, 10/17/31	250,000		251,594
2014-SFR1, A, 144A, 1.285%, 10/17/31	250,000		247,534
2015-SFR1, A, 144A, 1.585%, 2/17/32	390,000		391,180
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	100,328		100,290
2004-KS8, AI6, 4.79%, 9/25/34	146,569		148,499
[a]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	87,899		88,941
2003-HI2, M2, 5.58%, 7/25/28	176,986		178,471
2004-HI3, A5, 5.48%, 6/25/34	133,559		139,638
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, 1.185%, 9/17/31	198,463		196,500
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		404,868
[a,b]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, 1.486%, 1/17/32	247,825		248,265
[a,e]Talisman 6 Finance, Reg S, 0.191%, 10/22/16 (Germany)	196,067	EUR	216,020
[b]Tricon American Homes Trust, 2015-SFR1,
A, 144A, 1.435%, 5/17/32	250,000		248,631
C, 144A, 2.085%, 5/17/32	200,000		198,170
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	251,829		265,762
[a]Wachovia Bank Commercial Mortgage Trust,
[b] 2003-C7, F, 144A, 6.029%, 10/15/35	107,020		107,833
2006-C23, AJ, 5.515%, 1/18/45	400,000		407,813
2006-C25, AJ, 5.897%, 5/15/43	300,000		307,654
5.714%, 5/15/16	400,000		405,238
[a]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, 0.477%, 7/25/45	193,382		181,052
2005-AR19, A1A1, 0.457%, 12/25/45	374,886		352,994
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, 2.614%, 11/25/34	195,321		198,750
[a] 2005-AR9, 2A2, 2.596%, 10/25/33	284,460		281,570
[a] 2005-AR10, 2A3, 2.641%, 6/25/35	180,250		178,843
2007-3, 3A1, 5.50%, 4/25/37	45,099		46,631
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $35,043,317)			35,601,970
Mortgage-Backed Securities 96.9%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 8.7%
FHLMC, 2.00% - 2.326%, 11/01/16 - 11/01/25	447,413		459,779
FHLMC, 2.345%, 11/01/37	1,647,733		1,747,675
FHLMC, 2.351% - 2.355%, 1/01/32 - 10/01/36	362,026		389,875
FHLMC, 2.361%, 5/01/37	876,808		940,229
FHLMC, 2.374% - 2.561%, 1/01/18 - 8/01/31	372,636		380,298
FHLMC, 2.589%, 6/01/37	2,620,943		2,808,924
FHLMC, 2.595% - 3.587%, 10/01/18 - 4/01/31	788,957		822,126
FHLMC, 3.877% - 6.877%, 11/01/19 - 7/01/30	235,145		242,422
			7,791,328
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.4%
[f]FHLMC Gold 30 Year, 3.50%, 7/01/45	3,150,000		3,234,222
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,008,424		1,089,647
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	156,641		173,562

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2015 (unaudited) (continued)
FHLMC Gold 30 Year, 5.00%, 2/01/39	644,848	709,294
FHLMC Gold 30 Year, 5.50%, 9/01/33	69,326	78,108
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	250,777	283,694
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	180,219	206,457
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 1/01/26	419	473
FHLMC Gold 30 Year, 7.50%, 3/01/32 - 8/01/32	341,486	388,168
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	114,384	124,419
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	36,822	38,016
FHLMC Gold 30 Year, 9.00%, 9/01/30	77,341	88,165
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	99,741	104,568
FHLMC PC 30 Year, 8.50%, 5/01/17	96,125	100,431
FHLMC PC 30 Year, 9.00%, 6/01/16	75	77
FHLMC PC 30 Year, 9.50%, 8/01/19	2,692	2,718
		6,622,019
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 23.8%
FNMA, 1.35% - 1.434% , 4/01/37	176,895	186,435
FNMA, 1.713%, 1/01/34	821,307	859,082
FNMA, 1.782%, 7/01/34	985,260	1,033,887
FNMA, 1.788% - 1.96%, 1/01/18 - 11/01/34	851,690	871,010
FNMA, 2.059%, 9/01/34	1,889,623	2,002,799
FNMA, 2.075%, 4/01/21	3,889	3,901
FNMA, 2.115%, 10/01/33	1,163,656	1,231,474
FNMA, 2.127%, 10/01/36	26,307	28,038
FNMA, 2.142%, 4/01/41	2,840,416	2,988,485
FNMA, 2.145% - 2.292%, 4/01/18 - 4/01/37	637,654	663,647
FNMA, 2.316% - 2.336%, 1/01/23 - 12/01/34	665,804	677,876
FNMA, 2.336%, 9/01/39	1,669,556	1,777,472
FNMA, 2.338% - 2.355%, 7/01/19 - 4/01/37	295,829	309,031
FNMA, 2.356%, 10/01/36	800,284	852,651
FNMA, 2.362% - 2.46%, 9/01/21 - 4/01/37	597,132	621,591
FNMA, 2.461%, 9/01/37	2,150,873	2,315,512
FNMA, 2.48% - 2.528%, 2/01/21 - 6/01/34	690,946	711,197
FNMA, 2.533%, 6/01/35	2,847,481	3,065,591
FNMA, 2.539% - 2.95%, 2/01/20 - 7/01/38	851,979	877,018
FNMA, 3.03% - 5.00%, 6/01/17 - 7/01/31	291,778	298,472
		21,375,169
Federal National Mortgage Association (FNMA) Fixed Rate 45.2%
[f]FNMA 15 Year, 2.50%, 7/01/30	10,000,000	10,105,469
FNMA 15 Year, 5.00%, 6/1/18 – 7/1/18	403,058	422,149
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	212,859	219,504
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	6,645	6,731
[f]FNMA 30 Year, 3.00%, 7/01/45	8,260,000	8,210,310
[f]FNMA 30 Year, 3.50%, 7/01/45	14,650,000	15,069,757
FNMA 30 Year, 5.00%, 4/01/34	180,010	199,039
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	762,767	858,705
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/34	569,005	640,734
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	631,096	714,222
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	530,519	608,039
FNMA 30 Year, 6.00%, 10/01/34	949,635	1,091,663
FNMA 30 Year, 6.00%, 5/01/35 – 8/01/35	447,033	513,239
FNMA 30 Year, 6.50%, 12/01/27 - 7/01/32	739,568	851,854
FNMA 30 Year, 6.50%, 8/01/32	530,015	610,104
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	39,039	46,612
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	33,686	37,416
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	208,868	232,659
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	9,472	9,930
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	58,388	64,159
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	28,784	31,648
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	5,634	5,666
FNMA PL 30 Year, 10.00%, 9/01/20	12,927	13,394
		40,563,003
[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	103,826	108,083

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2015 (unaudited) (continued)

Government National Mortgage Association (GNMA) Fixed Rate 11.7%
GNMA I SF 15 Year, 8.00%, 9/15/15	416	415
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	179,378	204,867
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	115,648	124,741
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	45,684	49,766
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	79,008	88,532
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	39,368	39,545
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	70,242	71,895
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	9,073	9,145
GNMA I SF 30 Year, 10.00%, 12/15/18	3,379	3,399
GNMA I SF 30 Year, 10.50%, 1/15/16	96	96
[f]GNMA II SF 30 Year, 3.50%, 6/20/45	2,435,000	2,536,282
[f]GNMA II SF 30 Year, 3.50%, 7/01/45	6,686,000	6,926,538
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	250,879	296,302
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	161,195	189,648
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	15,715	15,807
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,701	1,835
GNMA II SF 30 Year, 10.50%, 6/20/20	15	15
		10,558,828
Total Mortgage-Backed Securities (Cost $85,797,051)		87,018,430
Total Investments before Short Term Investments (Cost $121,812,917)		123,432,913
	Shares

Short Term Investments 10.6%
Money Market Funds (Cost $4,496,071) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	4,496,071	4,496,071

	Principal Amount*
Repurchase Agreements (Cost $5,079,939) 5.6%
[i]Joint Repurchase Agreement, 0.095%, 7/01/15 (Maturity Value $5,079,952)	5,079,939	5,079,939
BNP Paribas Securities Corp. (Maturity Value $1,246,620)
HSBC Securities (USA) Inc. (Maturity Value $2,617,903)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,215,429)
Collateralized by U.S. Government Agency Securities, 0.177% - 5.50%, 2/25/16 - 6/12/20; U.S. Government Agency
Securities, zero cpn., 12/01/15 - 2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; [j]U.S. Treasury Bills,
3/31/16; U.S. Treasury Bonds, 3.125%, 8/15/44; and U.S. Treasury Notes, 1.25% - 1.75%, 1/31/19 - 9/30/19 (valued at
$5,182,577)

Total Investments (Cost $131,388,927) 148.1%		133,008,923
TBA Sales Commitments (0.2)%		(208,589)

Other Assets, less Liabilities (47.9)%		(43,001,763)
Net Assets 100.0%		$89,798,571

TBA Sale Commitments (Proceeds $207,590) (0.2)%
Government National Mortgage Association (GNMA) Fixed Rate (0.2)%
[k]GNMA II SF, 30 Year, 3.00%, 7/01/45	207,000	$(208,589)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $10,197,748, representing 11.36% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2015 (unaudited) (continued)
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2015, the value of this security was
$216,020, representing 0.24% of net assets.
f Security purchased on a to-be-announced (TBA) basis.
g Non-income producing.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2015, all repurchase agreements had been entered into on that date.
j The security is traded on a discount basis with no stated coupon rate.
k Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At June 30, 2015, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Long	1	$154,063	9/21/15	$-	$(5,010)
U.S. Treasury 30 Year Bond	Long	18	2,715,187	9/21/15	-	(67,749)
U.S. Treasury 5 Year Note	Short	8	954,063	9/30/15	2,292	-
Unrealized appreciation (depreciation)					2,292	(72,759)
Net unrealized appreciation (depreciation)						$(70,467)

At June 30, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Sell	111,000	$126,107	8/27/15	$2,301	$-
Euro	DBAB	Sell	150,000	196,493	2/05/16	28,665	-
Net unrealized appreciation (depreciation)						$30,966
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty
DBAB	Deutsche Bank AG

Currency
EUR	Euro

Selected Portfolio
CDO	Collateralized Debt Obligation
MFM	Multi-Family Mortgage
PC	Participation Certificate
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family
SFR	Single Family Revenue

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. The Fund did not hold any credit default swap contracts at period end.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$131,397,015

Unrealized appreciation	$2,539,823
Unrealized depreciation	(927,915)
Net unrealized appreciation (depreciation)	$1,611,908

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stocks[a]	$812,513	$-	$-	$812,513
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	35,562,020	39,950	35,601,970
Mortgage-Backed Securities	-	87,018,430	-	87,018,430
Short Term Investments	4,496,071	5,079,939	-	9,576,010
Total Investments in Securities	$5,308,584	$127,660,389	$39,950	$133,008,923

Other Financial Instruments
Futures Contracts	$2,292	$-	$-	$2,292
Forw ard Exchange Contracts	-	30,966	-	30,966
Total Other Financial Instruments	$2,292	$30,966	$-	$33,258

Liabilities:
Other Financial Instruments
TBA sale commitments	$-	$208,589	$-	$208,589
Futures Contracts	72,759	-	-	72,759
Total Other Financial Instruments	$72,759	$208,589	$-	$281,348

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2015